Segment Data - Schedule of Revenue and Long-Lived Assets, by Geographical Location (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues	$ 24,734,759	$ 10,172,379
Long-Lived Assets	10,426,602	$ 2,420,736
China [Member]
Revenues	13,131,787
Long-Lived Assets	10,426,602
United States [Member]
Revenues	11,602,972
Long-Lived Assets